UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Pzena Mid Cap Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 89.83%
Consumer Discretionary: 18.11%
Auto Components: 5.15%
1,775	Dana Holding Corp.	$39,299
750	TRW Automotive Holdings Corp. (a)	63,652
		102,951
Hotels, Restaurants & Leisure: 0.58%
925	International Game Technology	11,609

Media: 9.90%
4,100	Interpublic Group of Companies, Inc.	78,392
4,100	News Corp. (a)	69,946
700	Omnicom Group, Inc.	49,805
		198,143
Specialty Retail: 2.48%
4,400	Staples, Inc.	49,500
Total Consumer Discretionary		362,203

Energy: 6.28%
Energy Equipment & Services: 6.28%
850	Baker Hughes, Inc.	59,942
1,975	Superior Energy Services, Inc.	65,550
		125,492
Total Energy		125,492

Financials: 27.47%
Capital Markets: 4.03%
1,100	Invesco, Ltd (b)	40,370
825	Legg Mason, Inc.	40,293
		80,663
Commercial Banks: 6.15%
975	Comerica, Inc.	46,771
3,525	KeyCorp	48,256
2,750	Regions Financial Corp.	28,023
		123,050
Diversified Financial Services: 2.51%
1,400	Voya Financial, Inc.	50,120

Insurance: 14.78%
575	Assurant, Inc.	38,991
900	Axis Capital Holdings, Ltd (b)	41,391
875	Primerica, Inc.	39,410
412	Renaissancere Holdings, Ltd (b)	42,918
525	Torchmark Corp.	42,488
1,100	Validus Holdings, Ltd (b)	41,063
1,170	Willis Group Holdings PLC (b)	49,069
		295,330
Total Financials		549,163

Health Care: 5.25%
Health Care Equipment & Supplies: 2.50%
425	Becton, Dickinson & Co.	50,023
Health Care Providers & Services: 2.75%
613	Cigna Corp.	55,035
Total Health Care		105,058

Industrials: 19.11%
Building Products: 4.32%
2,275	Masco Corp.	48,458
925	Owens Corning, Inc.	37,934
		86,392
Construction & Engineering: 7.74%
1,900	AECOM Technology Corp. (a)	61,066
1,500	KBR, Inc.	36,435
1,275	URS Corp	57,375
		154,876
Machinery: 4.91%
500	Parker Hannifin Corp.	62,615
925	Terex Corp.	35,576
		98,191
Road & Rail: 2.14%
925	Con-way, Inc.	42,744
Total Industrials		382,203

Shares		Fair Value
Information Technology: 13.61%
Electronic Equipment, Instruments & Components: 11.72%
700	Arrow Electronics, Inc. (a)	$40,390
1,750	Avnet, Inc.	76,247
6,600	Flextronics International, Ltd (a)(b)	67,122
850	Tech Data Corp. (a)	50,584
		234,343
Semiconductors & Semiconductor Equipment: 1.89%
4,350	ON Semiconductor Corp. (a)	37,802
Total Information Technology		272,145
TOTAL COMMON STOCKS (Cost $1,799,553)		1,796,264

REIT: 3.05%
Real Estate Investment Trusts (REITs): 3.05%
2,100	Hospitality Properties Trust	60,921
TOTAL REIT (Cost $60,386)		60,921

MONEY MARKET FUND: 7.05%
Short-Term Investments: 7.05%
141,011	Short Term Treasury Portfolio - Institutional Class, 0.01% (c)	141,011
TOTAL MONEY MARKET FUND (Cost $141,011)		141,011

Total Investments (Cost $2,000,950) - 99.93%		1,998,196
Other Assets in Excess of Liabilities - 0.07%		1,349
TOTAL NET ASSETS - 100.00%		$1,999,545

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of May 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$2,000,950
Gross unrealized appreciation	43,308
Gross unrealized depreciation	(46,062)
Net unrealized appreciation	$(2,754)

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at May 31, 2014 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated withinvesting in those securities. The following is a summary of the inputs used to value the Fund's securities as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$362,203	$-	$-	$362,203
Energy	125,492	-	-	125,492
Financials	549,163	-	-	549,163
Health Care	105,058	-	-	105,058
Industrials	382,203	-	-	382,203
Information Technology	272,145	-	-	272,145
Total Common Stock	1,796,264	-	-	1,796,264
REITs	60,921	-	-	60,921
Short-Term Investments	141,011	-	-	141,011
Total Investments in Securities	$1,998,196	$-	$-	$1,998,196

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications. Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at May 31, 2014.  There were no level 3 securities held in the Fund during the period ended May 31, 2014.

Pzena Emerging Markets Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 75.82%
Brazil: 9.45%
7,300	Banco Santander Brasil S.A. (b)	$49,366
9,400	Petroleo Brasileiro S.A. (b)	70,407
13,750	Randon SA Implementos e Participacoes (b)	40,140
10,900	Usinas Siderurgicas de Minas Gerais S.A. (a)(b)	38,388
		198,301
China: 15.05%
25,500	Baoxin Auto Group, Ltd (b)	21,215
3,475	China Agri-Industries Holdings, Ltd (b)	1,434
27,000	China Coal Energy Co., Ltd (b)	15,393
44,000	China Construction Bank Corp. (b)	32,292
97,000	China Dongxiang Group Co. (b)	17,141
8,000	China Mobile, Ltd (b)	78,266
145,000	China Power International Development, Ltd (b)	51,244
20,000	China Shineway Pharmaceutical Group, Ltd (b)	36,631
32,000	Dah Chong Hong Holdings, Ltd (b)	20,431
14,000	Dongfeng Motor Group Co., Ltd (b)	21,489
55,500	Kingboard Laminates Holdings, Ltd (b)	20,474
		316,010
Hong Kong: 7.00%
101,000	Pacific Basin Shipping, Ltd (b)	62,922
15,000	Stella International Holdings, Ltd (b)	39,759
42,000	Texwinca Holdings, Ltd (b)	44,367
		147,048
Hungary: 2.95%
22,650	Magyar Telekom Telecommunications PLC (a)(b)	33,447
1,300	OTP Bank PLC (b)	28,403
		61,850
Malaysia: 2.37%
39,200	Genting Malaysia Berhad (b)	49,656
Poland: 2.49%
7,275	Cyfrowy Polsat S.A. (b)	52,225
Republic of Korea: 6.18%
850	KB Financial Group, Inc. - ADR (b)	28,917
114	Samsung Electronics Co., Ltd - GDR (b)	81,054
450	Shinhan Financial Group Co., Ltd - ADR (b)	19,742
		129,713
Russian Federation: 8.80%
9,025	Gazprom OAO - ADR (b)	73,563
850	Lukoil - ADR (b)	48,093
7,900	Rosneft Oil Co. - GDR (a)(b)	51,455
1,150	Sberbank of Russia - ADR (b)	11,552
		184,663
Singapore: 1.60%
3,300	Flextronics International, Ltd (a)(b)	33,561

South Africa: 5.46%
2,750	African Bank Investments, Ltd (b)	2,183
14,375	Aveng, Ltd (a)(b)	32,109
4,750	Reunert, Ltd (b)	29,666
900	Sasol (b)	50,619
		114,577
Taiwan: 11.04%
6,450	Advanced Semiconductor Engineering, Inc. - ADR (b)	41,538
11,925	Compal Electronics, Inc. - GDR (b)(e)	49,083
12,425	Hon Hai Precision Industry Co., Ltd - GDR (b)	77,408
3,100	Taiwan Semiconductor Manufacturing Co., Ltd - ADR (b)	63,736
		231,765
Thailand: 2.01%
7,500	Bangkok Bank Public Co., Ltd - NVDR (b)	42,263
Turkey: 0.90%
2,425	Akbank T.A.S. - ADR (b)	18,867
United Arab Emirates: 0.52%
6,225	Union National Bank PJSC (b)	10,932
TOTAL COMMON STOCKS (Cost $1,538,094)		1,591,431

PARTICIPATORY NOTES: 21.66% (d)
India: 5.15%
400	Bank Of Baroda (b)	5,681
2,675	Bank of India (b)	13,943
2,100	HCL Technologies, Ltd (b)	50,210
7,175	Hindalco Industries, Ltd (b)	17,898
2,650	Indian Bank (b)	7,629
800	Punjab National Bank (b)	12,726
		108,087
Kuwait: 1.03%
7,525	Agility Public Warehousing Co. K.S.C. (b)	21,616
Qatar: 1.73%
700	Industries Qatar Q.S.C. (b)	36,304

Shares		Fair Value
Republic of Korea: 11.80%
575	Dongbu Insurance Co., Ltd (b)	$32,474
1,375	Hana Financial Group, Inc. (b)	49,864
450	Hyundai Mipo Dockyard Co., Ltd (b)	71,135
650	LG Electronics, Inc. (b)	46,381
600	Samsung Electronics Co., Ltd (a)(b)	47,864
		247,718
United Arab Emirates: 1.95%
4,350	Abu Dhabi Commercial Bank P.J.S.C. (b)	11,109
16,931	Union National Bank PJSC (b)	29,731
		40,840
TOTAL PARTICIPATORY NOTES (Cost $423,193)		454,565

SHORT-TERM INVESTMENTS: 1.60%
Money Market Funds: 1.60%
33,637	Short Term Treasury Portfolio - Institutional Class, 0.01% (c)	33,637
TOTAL SHORT-TERM INVESTMENTS (Cost $33,637)		33,637

Total Investments (Cost $1,994,924) - 99.08%		2,079,633
Other Assets in Excess of Liabilities - 0.92%		19,394
TOTAL NET ASSETS - 100.00%		$2,099,027

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of May 31, 2014.
(d)
Participatory notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market.
As of May 31, 2014 the value of these investments was $49,083 or 2.34% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Emerging Markets Focused Value Fund
Portfolio Diversification
May 31, 2014 (Unaudited)

	Fair Value	Percentage
COMMON STOCKS
Consumer Discretionary
Automobiles	$21,489	1.02%
Distributors	20,431	0.97
Hotels, Restaurants & Leisure	49,656	2.37
Media	52,225	2.49
Specialty Retail	21,215	1.01
Textiles, Apparel & Luxury Goods	101,267	4.82
	266,283	12.68
Consumer Staples
Food Products	1,434	0.07
Energy
Oil, Gas & Consumable Fuels	309,530	14.76
Financials
Commercial Banks	242,334	11.54
Diversified Financial Services	2,183	0.10
	244,517	11.64
Health Care
Pharmaceuticals	36,631	1.75
Industrials
Construction & Engineering	32,109	1.53
Industrial Conglomerates	29,666	1.41
Machinery	40,140	1.91
Marine	62,922	3.00
	164,837	7.85
Information Technology
Electronic Equipment, Instruments & Components	131,443	6.26
Semiconductors & Semiconductor Equipment	186,328	8.88
Technology Hardware, Storage & Peripherals	49,083	2.34
	366,854	17.48
Materials
Metals & Mining	38,388	1.83

Telecommunications Services
Diversified Telecommunication Services	33,447	1.60
Wireless Telecommunication Services	78,266	3.72
	111,713	5.32
Utilities
Independent Power and Renewable Electricity Producers	51,244	2.44
TOTAL COMMON STOCKS	1,591,431	75.82

PARTICIPATORY NOTES
Consumer Discretionary
Household Durables	46,381	2.21
Financials
Banks	49,864	2.38
Commercial Banks	80,819	3.86
Insurance	32,474	1.55
	163,157	7.79
Industrials
Air Freight & Logistics	21,616	1.03
Construction & Engineering	47,864	2.28
Industrial Conglomerates	36,304	1.73
Machinery	71,135	3.38
	176,919	8.42
Information Technology
IT Services	50,210	2.39
Materials
Metals & Mining	17,898	0.85
TOTAL PARTICIPATORY NOTES	454,565	21.66

	Fair Value	Percentage
SHORT-TERM INVESTMENTS
Money Market Funds	33,637	1.60
TOTAL SHORT-TERM INVESTMENTS	33,637	1.60

Total Investments	2,079,633	99.08
Other Assets in Excess of Liabilities	19,394	0.92
TOTAL NET ASSETS	$2,099,027	100.00%

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$1,994,924
Gross unrealized appreciation	111,592
Gross unrealized depreciation	(26,883)
Net unrealized appreciation	$84,709

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at May 31, 2014 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritativedefinition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$198,301	$-	$-	$198,301
China	316,010	-	-	316,010
Hong Kong	147,048	-	-	147,048
Hungary	61,850	-	-	61,850
Malaysia	49,656	-	-	49,656
Poland	52,225	-	-	52,225
Republic of Korea	129,713	-	-	129,713
Russian Federation	184,663	-	-	184,663
Singapore	33,561	-	-	33,561
South Africa	114,577	-	-	114,577
Taiwan	231,765	-	-	231,765
Thailand	42,263	-	-	42,263
Turkey	18,867	-	-	18,867
United Arab Emirates	10,932	-	-	10,932
Total Common Stock	1,591,431	-	-	1,591,431
Participatory Notes
India	-	108,087	-	108,087
Kuwait	-	21,616	-	21,616
Qatar	-	36,304	-	36,304
Republic of Korea	-	247,718	-	247,718
United Arab Emirates	-	40,840	-	40,840
Total Participatory Notes	-	454,565	-	454,565
Short-Term Investments	33,637	-	-	33,637
Total Investments in Securities	$1,625,068	$454,565	$-	$2,079,633

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at May 31, 2014. There were no level 3 securities held in the Fund during the period ended May 31, 2014.

Pzena Long/Short Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 101.90%
Consumer Discretionary: 14.49%
Auto Components: 1.55%
425	TRW Automotive Holdings Corp. (a)(d)	$36,070
Automobiles: 1.16%
781	General Motors Co. (d)	27,007
Internet & Catalog Retail: 0.93%
295	Expedia, Inc. (d)	21,624
Media: 6.66%
155	DIRECTV (a)(d)	12,778
2,922	Interpublic Group of Companies, Inc. (d)	55,868
306	Morningstar, Inc. (d)	21,769
1,106	News Corp. (a)(d)	18,868
645	Omnicom Group, Inc. (d)	45,892
		155,175
Multiline Retail: 1.53%
403	Family Dollar Stores, Inc. (d)	23,616
202	Macys, Inc.	12,098
		35,714
Specialty Retail: 2.25%
282	GameStop Corp. (d)	10,674
3,711	Staples, Inc. (d)	41,748
		52,422
Textiles, Apparel & Luxury Goods: 0.41%
233	Coach, Inc.	9,485
Total Consumer Discretionary		337,497

Consumer Staples: 1.73%
Food Products: 1.73%
517	Bunge, Ltd (b)(d)	40,176
Total Consumer Staples		40,176

Energy: 12.62%
Energy Equipment & Services: 6.06%
794	Baker Hughes, Inc. (d)	55,993
219	Schlumberger, Ltd (b)(d)	22,785
1,878	Superior Energy Services, Inc. (d)	62,330
		141,108
Oil, Gas & Consumable Fuels: 6.56%
694	BP PLC (b)(d)	35,012
816	ExxonMobil Corp. (d)	82,033
296	Royal Dutch Shell PLC (b)(d)	23,266
267	World Fuel Services Corp. (d)	12,378
		152,689
Total Energy		293,797

Financials: 32.18%
Banks: 7.62%
2,496	Bank of America Corp. (d)	37,789
916	Citigroup, Inc. (d)	43,575
686	JPMorgan Chase & Co. (d)	38,121
437	PNC Financial Services Group, Inc. (d)	37,263
409	Wells Fargo & Co. (d)	20,769
		177,517
Capital Markets: 9.99%
235	Goldman Sachs Group, Inc. (d)	37,555
926	Invesco, Ltd (b)(d)	33,984
1,150	Legg Mason, Inc. (d)	56,166
1,245	Morgan Stanley (d)	38,421
653	State Street Corp. (d)	42,621
1,183	UBS AG (b)(d)	23,814
		232,561
Diversified Financial Services: 1.30%
848	Voya Financial, Inc. (d)	30,358
Insurance: 13.27%
1,149	Allied World Assurance Co. (b)(d)	43,088
972	American International Group, Inc. (d)	52,555
760	Assurant, Inc. (d)	51,536
711	Metlife, Inc. (d)	36,211
307	PartnerRe, Ltd (b)(d)	32,963
170	Renaissancere Holdings, Ltd (b)(d)	17,709
932	Validus Holdings, Ltd (b)(d)	34,792
68	White Mountains Insurance Group (b)(d)	40,155
		309,009
Total Financials		749,445

Health Care: 13.13%
Biotechnology: 2.59%
529	Gilead Sciences, Inc. (a)(d)	42,960
182	United Therapeutics Corp. (a)(d)	17,425
		60,385
Health Care Providers & Services: 3.02%
540	Cigna Corp. (d)	48,481
183	Henry Schein, Inc. (a)	21,896
		70,377

Shares		Fair Value
Health Care Equipment & Supplies: 5.45%
1,229	Abbott Laboratories (d)	$49,172
660	Becton, Dickinson & Co. (d)	77,682
		126,854
Life Sciences Tools & Services: 1.44%
142	Covance, Inc. (a)	11,908
216	Waters Corp. (a)(d)	21,635
		33,543
Pharmaceuticals: 0.63%
163	Questcor Pharmaceuticals, Inc. (d)	14,691
Total Health Care		305,850

Industrials: 5.52%
Building Products: 1.38%
783	Owens Corning, Inc. (d)	32,111
Construction & Engineering: 1.27%
657	URS Corp. (d)	29,565
Machinery: 2.87%
327	Parker Hannifin Corp. (d)	40,950
676	Terex Corp. (d)	25,999
		66,949
Total Industrials		128,625

Information Technology: 19.81%
Electronic Equipment, Instruments & Components: 2.41%
1,289	Avnet, Inc. (d)	56,162
IT Services: 4.19%
914	Amdocs, Ltd (b)(d)	43,982
181	Global Payments, Inc. (d)	12,409
539	MasterCard, Inc. (d)	41,207
		97,598
Semiconductors & Semiconductor Equipment: 2.83%
1,094	Intel Corp. (d)	29,888
4,144	ON Semiconductor Corp. (a)(d)	36,011
		65,899
Software: 6.54%
183	Check Point Software Technologies, Ltd (a)(b)	11,800
1,225	Microsoft Corp. (d)	50,152
1,367	Oracle Corp. (d)	57,440
855	Synopsys, Inc. (a)(d)	32,909
		152,301
Technology Hardware, Storage & Peripherals: 3.84%
2,671	Hewlett-Packard Co. (d)	89,479
Total Information Technology		461,439

Utilities: 2.42%
Electric Utilities: 2.42%
176	Entergy Corp. (d)	13,274
1,171	Exelon Corp. (d)	43,128
		56,402
Total Utilities		56,402
TOTAL COMMON STOCKS (Cost $2,303,902)		2,373,231

REITS: 7.96%
Real Estate Investment Trusts (REITs): 7.96%
393	Apartment Investment & Management Co. (d)	12,372
614	Camden Property Trust (d)	43,126
221	Digital Realty Trust, Inc. (d)	12,708
687	Equity Residential (d)	42,457
637	Home Properties, Inc. (d)	39,609
1,211	Hospitality Properties Trust (d)	35,131
		185,403
TOTAL REITS (Cost $178,012)		185,403

SHORT-TERM INVESTMENTS: 1.92%
Money Market Funds: 1.92%
44,632	Short Term Treasury Portfolio - Institutional Class, 0.01% (c)	44,632
TOTAL MONEY MARKET FUND (Cost $44,632)		44,632

Total Investments (Cost $2,526,546) - 111.78%		2,603,266
Liabilities in Excess of Other Assets - (11.78)%		(274,449)
TOTAL NET ASSETS - 100.00%		$2,328,817

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of May 31, 2014.
(d)	All or a portion of the security has been pledged in connection with open short securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Long/Short Value Fund
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 50.12%
Consumer Discretionary: 10.10%
Distributors: 1.48%
203	Genuine Parts Co.	$17,525
609	LKQ Corp. (a)	16,894
		34,419
Hotels, Restaurants & Leisure: 2.71%
321	Hyatt Hotels Corp. (a)	19,632
383	Norwegian Cruise Line Holdings, Ltd (a)(b)	12,926
353	Six Flags Entertainment Corp.	14,282
223	Starbucks Corp.	16,333
		63,173
Internet & Catalog Retail: 0.63%
47	Amazon.com, Inc. (a)	14,690
Leisure Products: 0.47%
85	Polaris Industries, Inc.	10,958
Media: 1.34%
137	Liberty Media Corp. (a)	17,417
530	Lions Gate Entertainment Corp. (b)	13,849
		31,266
Specialty Retail: 2.85%
267	Cabelas, Inc. (a)	16,348
201	L Brands, Inc.	11,535
79	O'Reilly Automotive, Inc. (a)	11,688
239	Tractor Supply Co.	15,540
131	Ulta Salon, Cosmetcs & Fragrance, Inc. (a)	11,122
		66,233
Textiles, Apparel & Luxury Goods: 0.62%
325	Lululemon Athletica, Inc. (a)	14,505
Total Consumer Discretionary		235,244

Consumer Staples: 3.80%
Food Products: 0.77%
570	Pinnacle Foods, Inc.	17,847
Food & Staples Retailing: 0.65%
224	United Natural Foods, Inc. (a)	15,100
Personal Products: 0.78%
238	Estee Lauder Companies, Inc.	18,236
Tobacco: 1.60%
206	Philip Morris International, Inc.	18,239
321	Reynolds American, Inc.	19,141
		37,380
Total Consumer Staples		88,563

Energy: 3.49%
Oil, Gas & Consumable Fuels: 3.49%
106	EQT Corp.	11,329
91	Pioneer Natural Resources Co.	19,125
133	Range Resources Corp.	12,362
451	Spectra Energy Corp.	18,302
427	Williams Companies, Inc.	20,052
		81,170
Total Energy		81,170

Financials: 0.78%
Commercial Banks: 0.78%
1,683	Investors Bancorp, Inc.	18,176
Total Financials		18,176

Health Care: 4.58%
Biotechnology: 1.81%
220	BioMarin Pharmaceutical, Inc. (a)	12,751
196	Medivation, Inc. (a)	14,275
210	Vertex Pharmaceuticals, Inc. (a)	15,175
		42,201
Health Care Equipment & Supplies: 0.73%
310	Align Technology, Inc. (a)	16,929
Health Care Providers & Services: 0.74%
521	Brookdale Senior Living, Inc. (a)	17,328
Pharmaceuticals: 1.30%
304	Bristol-Myers Squibb Co.	15,121
109	Perrigo Co. PLC (b)	15,064
		30,185
Total Health Care		106,643

Shares		Fair Value
Industrials: 11.83%
Aerospace & Defense: 1.17%
212	HEICO Corp.	$11,043
392	Hexcel Corp. (a)	16,092
		27,135
Building Products: 2.07%
379	A.O. Smith Corp.	18,714
293	Armstrong World Industries, Inc. (a)	15,550
164	Lennox International, Inc.	13,927
		48,191
Commercial Services & Supplies: 1.28%
273	Tyco International, Ltd (b)	11,914
394	Waste Connections, Inc.	17,954
		29,868
Machinery: 1.44%
200	Pall Corp.	16,948
223	Pentair PLC (b)	16,645
		33,593
Marine: 0.83%
175	Kirby Corp. (a)	19,346

Road & Rail: 3.58%
184	Genesee & Wyoming, Inc. (a)	17,912
498	Hertz Global Holdings, Inc. (a)	14,701
160	J.B. Hunt Transport Services, Inc.	12,426
180	Kansas City Southern	19,353
95	Union Pacific Corp.	18,931
		83,323
Trading Companies & Distributors: 1.46%
344	Fastenal Co.	16,770
171	Watsco, Inc.	17,208
		33,978
Total Industrials		275,434
Information Technology: 6.37%
Communications Equipment: 0.82%
374	EchoStar Corp. (a)	19,100
Internet Software & Services: 1.99%
109	CoStar Group, Inc. (a)	17,282
79	LinkedIn Corp. (a)	12,647
449	Rackspace Hosting, Inc. (a)	16,384
		46,313
IT Services: 0.71%
233	Gartner, Inc. (a)	16,564
Software: 2.85%
196	Concur Technologies, Inc. (a)	16,733
574	Electronic Arts, Inc. (a)	20,165
726	Fortinet, Inc. (a)	16,313
164	NetSuite, Inc. (a)	13,200
		66,411
Total Information Technology		148,388

Materials: 6.13%
Chemicals: 3.18%
181	Cytec Industries, Inc.	17,982
155	Monsanto Co.	18,887
245	Rockwood Holdings, Inc.	18,711
245	Valspar Corp.	18,292
		73,872
Containers & Packaging: 1.55%
360	Crown Holdings, Inc. (a)	17,586
456	MeadWestvaco Corp.	18,504
		36,090
Metals & Mining: 1.40%
338	Nucor Corp.	17,113
525	Southern Copper Corp.	15,603
		32,716
Total Materials		142,678

Telecommunication Services: 0.78%
Wireless Telecommunication Services: 0.78%
422	US Cellular Corp.	18,125
Total Telecommunication Services		18,125

Utilities: 2.26%
Electric Utilities: 0.74%
472	ITC Holdings Corp.	17,275
Multi-Utilities: 0.73%
247	Dominion Resources, Inc.	17,033
Water Utilities: 0.79%
377	American Water Works Co. Inc.	18,326
Total Utilities		52,634
TOTAL COMMON STOCKS (Cost $1,115,565)		1,167,055

Shares		Fair Value
REITS: 9.39%
Real Estate Investment Trusts (REITs): 9.39%
472	Corrections Corporation of America	$15,354
1,027	Duke Realty Corp.	18,178
415	HCP, Inc.	17,326
278	Health Care REIT, Inc.	17,578
844	Host Hotels & Resorts, Inc.	18,627
509	LaSalle Hotel Properties	16,792
326	Plum Creek Timber Company, Inc.	14,703
383	Prologis, Inc.	15,898
96	Public Storage	16,548
292	Regency Centers Corp.	15,593
173	SL Green Realty Corp.	18,942
272	Ventas, Inc.	18,170
478	Weyerhaeuser Co.	15,019
		218,728
TOTAL REITS (Cost $206,821)		218,728

Total Investments (Cost $1,322,386) - 59.51%		$1,385,783

Footnotes

Percentages are stated as a percent of net assets.

As of May 31, 2014 securities and cash collateral of $1,979,891 has been pledged in connection with open short securities.

(a)	Non Income Producing
(b)	Foreign Issued Security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$2,526,546
Gross unrealized appreciation	103,686
Gross unrealized depreciation	(26,966)
Net unrealized appreciation	$76,720

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at May 31, 2014 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritativedefinition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$337,497	$-	$-	$337,497
Consumer Staples	40,176	-	-	40,176
Energy	293,797	-	-	293,797
Financials	749,445	-	-	749,445
Health Care	305,850	-	-	305,850
Industrials	128,625	-	-	128,625
Information Technology	461,439	-	-	461,439
Utilities	56,402	-	-	56,402
Total Common Stock	2,373,231	-	-	2,373,231
REITs	185,403	-	-	185,403
Short-Term Investments	44,632	-	-	44,632
Total Investments in Securities	$2,603,266	$-	$-	$2,603,266

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$235,244	$-	$-	$235,244
Consumer Staples	88,563	-	-	88,563
Energy	81,170	-	-	81,170
Financials	18,176	-	-	18,176
Health Care	106,643	-	-	106,643
Industrials	275,434	-	-	275,434
Information Technology	148,388	-	-	148,388
Materials	142,678	-	-	142,678
Telecommunications Services	18,125	-	-	18,125
Utilities	52,634	-	-	52,634
Total Common Stock	1,167,055	-	-	1,167,055
REITs	218,728	-	-	218,728
Total Securities Sold Short	$1,385,783	$-	$-	$1,385,783

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at May 31, 2014.  There were no level 3 securities held in the Fund during the period ended May 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
 Douglas G. Hess, President

Date  7/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  7/30/14

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date  7/30/14

* Print the name and title of each signing officer under his or her signature.